Available-for-Sale Securities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Aug. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Fair value of investment	$ 0.0
Cost of investment	$ 0.0
Hyperdynamics | Common Shares
Schedule of Available-for-sale Securities [Line Items]
Investment in shares		4,677,450
Hyperdynamics | Warrants to purchase common stock
Schedule of Available-for-sale Securities [Line Items]
Investment in shares		3,082,194